UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 8.7%
Auto Components 0.1%
Cooper Tire & Rubber Co.	115,400	2,250,300
Diversified Consumer Services 0.2%
DeVry, Inc.	60,900	3,196,640
Hotels Restaurants & Leisure 1.2%
Starbucks Corp. (a)	1,010,000	24,543,000
Household Durables 1.4%
Garmin Ltd. (a)	311,500	9,089,570
Leggett & Platt, Inc. (a)	185,100	3,713,106
Whirlpool Corp. (a)	197,600	17,353,232

		30,155,908
Internet & Catalog Retail 0.3%
Liberty Media Corp. - Interactive "A"*	684,400	7,186,200
Media 2.0%
Comcast Corp. "A" (a)	1,252,400	21,754,188
Focus Media Holding Ltd. (ADR)* (a)	102,200	1,587,166
Liberty Media - Starz "A"*	14,300	741,312
Time Warner, Inc. (a)	625,832	18,092,803
Washington Post Co. "B"	3,500	1,436,680

		43,612,149
Multiline Retail 0.9%
Dillard's, Inc. "A" (a)	330,300	7,101,450
Macy's, Inc.	517,400	9,261,460
Sears Holdings Corp.* (a)	41,800	2,702,370

		19,065,280
Specialty Retail 2.5%
Aaron's, Inc.	64,200	1,095,894
Advance Auto Parts, Inc. (a)	157,500	7,903,350
AnnTaylor Stores Corp.* (a)	147,600	2,401,452
Barnes & Noble, Inc. (a)	269,500	3,476,550
Limited Brands, Inc.	359,900	7,942,993
Lowe's Companies, Inc.	274,700	5,609,374
OfficeMax, Inc.* (a)	183,100	2,391,286
Rent-A-Center, Inc.*	100,700	2,040,182
Ross Stores, Inc. (a)	198,600	10,583,394
Signet Jewelers Ltd.*	27,700	761,750
TJX Companies, Inc.	183,600	7,702,020
Ulta Salon, Cosmetics & Fragrance, Inc.*	33,300	787,878

		52,696,123
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	58,500	1,475,370
Consumer Staples 9.6%
Beverages 0.5%
Dr. Pepper Snapple Group, Inc. (a)	189,200	7,074,188
Fomento Economico Mexicano SAB de CV (ADR)	110,800	4,781,020

		11,855,208
Food & Staples Retailing 2.0%
Kroger Co.	310,300	6,109,807
Wal-Mart Stores, Inc. (a)	613,300	29,481,331
Whole Foods Market, Inc.* (a)	198,300	7,142,766

		42,733,904
Food Products 4.2%
Archer-Daniels-Midland Co. (a)	487,900	12,597,578
Campbell Soup Co. (a)	272,200	9,752,926
Corn Products International, Inc.	94,700	2,869,410
Del Monte Foods Co. (a)	404,300	5,817,877
Fresh Del Monte Produce, Inc.* (a)	157,400	3,185,776
Hormel Foods Corp.	69,400	2,809,312
Sanderson Farms, Inc.	41,300	2,095,562
Smithfield Foods, Inc.* (a)	141,500	2,108,350
The Hershey Co. (a)	367,300	17,604,689
Tyson Foods, Inc. "A" (a)	1,768,800	28,990,632
Unilever PLC (ADR) (a)	64,200	1,716,066

		89,548,178
Household Products 1.7%
Colgate-Palmolive Co. (a)	224,900	17,713,124
Kimberly-Clark Corp. (a)	88,900	5,390,007
Procter & Gamble Co. (a)	219,000	13,135,620

		36,238,751
Personal Products 0.6%
Herbalife Ltd. (a)	208,700	9,610,635
Medifast, Inc.* (a)	86,700	2,246,397

		11,857,032
Tobacco 0.6%
Lorillard, Inc.	144,200	10,379,516
Reynolds American, Inc.	28,500	1,485,420

		11,864,936
Energy 10.5%
Energy Equipment & Services 2.8%
Complete Production Services, Inc.*	189,100	2,704,130
National-Oilwell Varco, Inc.	71,600	2,367,812
Noble Corp.*	316,300	9,776,833
Oil States International, Inc.* (a)	328,300	12,994,114
Patterson-UTI Energy, Inc. (a)	437,800	5,634,486
Rowan Companies, Inc.* (a)	313,500	6,878,190
Transocean Ltd.*	395,200	18,309,616

		58,665,181
Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	91,600	3,305,844
Chevron Corp. (a)	931,200	63,191,232
Cimarex Energy Co. (a)	335,300	24,000,774
ConocoPhillips	824,200	40,459,978
Marathon Oil Corp. (a)	415,000	12,902,350
Murphy Oil Corp.	428,400	21,227,220

		165,087,398
Financials 16.3%
Capital Markets 0.7%
Morgan Stanley	493,900	11,463,419
The Goldman Sachs Group, Inc.	30,600	4,016,862

		15,480,281
Commercial Banks 3.1%
Barclays PLC (ADR) (a)	71,500	1,136,135
CIT Group, Inc.*	201,700	6,829,562
Comerica, Inc.	93,100	3,428,873
Fifth Third Bancorp. (a)	1,506,400	18,513,656
Huntington Bancshares, Inc. (a)	1,421,100	7,872,894
M&T Bank Corp. (a)	36,800	3,126,160
Marshall & Ilsley Corp.	405,800	2,913,644
PNC Financial Services Group, Inc.	227,800	12,870,700
SunTrust Banks, Inc. (a)	89,100	2,076,030
Webster Financial Corp.	93,300	1,673,802
Wells Fargo & Co.	202,300	5,178,880

		65,620,336
Consumer Finance 2.0%
AmeriCredit Corp.* (a)	150,600	2,743,932
Capital One Financial Corp. (a)	643,800	25,945,140
Discover Financial Services	1,056,000	14,762,880

		43,451,952
Diversified Financial Services 4.1%
Bank of America Corp.	2,326,000	33,424,620
Citigroup, Inc.* (a)	3,431,800	12,903,568
JPMorgan Chase & Co.	1,061,500	38,861,515
PHH Corp.*	143,100	2,724,624

		87,914,327
Insurance 6.1%
ACE Ltd.	518,900	26,712,972
Allied World Assurance Co. Holdings Ltd.	124,300	5,640,734
Arch Capital Group Ltd.* (a)	74,600	5,557,700
Aspen Insurance Holdings Ltd.	49,900	1,234,526
Assurant, Inc.	183,100	6,353,570
Axis Capital Holdings Ltd.	54,400	1,616,768
Berkshire Hathaway, Inc. "A"*	44	5,280,000
Berkshire Hathaway, Inc. "B"* (a)	318,720	25,398,797
Chubb Corp. (a)	231,100	11,557,311
Old Republic International Corp.	367,500	4,457,775
Platinum Underwriters Holdings Ltd.	64,400	2,337,076
RenaissanceRe Holdings Ltd. (a)	40,800	2,295,816
The Travelers Companies, Inc. (a)	607,900	29,939,075
XL Group PLC (a)	121,300	1,942,013

		130,324,133
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	57,300	1,296,126
Thrifts & Mortgage Finance 0.2%
Radian Group, Inc. (a)	433,500	3,138,540
Health Care 15.1%
Biotechnology 0.4%
Amgen, Inc.*	144,200	7,584,920
Cephalon, Inc.* (a)	18,700	1,061,225

		8,646,145
Health Care Equipment & Supplies 0.1%
Hospira, Inc.* (a)	22,400	1,286,880
Health Care Providers & Services 8.8%
Aetna, Inc.	697,000	18,386,860
Amedisys, Inc.* (a)	95,700	4,207,929
AmerisourceBergen Corp. (a)	818,900	26,000,075
Cardinal Health, Inc.	875,900	29,438,999
Coventry Health Care, Inc.* (a)	749,100	13,244,088
Health Net, Inc.*	159,300	3,882,141
Humana, Inc.*	499,400	22,807,598
McKesson Corp.	272,300	18,287,668
UnitedHealth Group, Inc.	1,226,400	34,829,760
WellPoint, Inc.*	356,100	17,423,973

		188,509,091
Life Sciences Tools & Services 0.3%
Life Technologies Corp.* (a)	127,000	6,000,750
Pharmaceuticals 5.5%
Allergan, Inc.	83,700	4,876,362
Eli Lilly & Co. (a)	452,300	15,152,050
Endo Pharmaceuticals Holdings, Inc.*	199,700	4,357,454
Forest Laboratories, Inc.*	723,800	19,853,834
Impax Laboratories, Inc.*	112,700	2,148,062
Johnson & Johnson	867,300	51,222,738
Medicis Pharmaceutical Corp. "A"	57,800	1,264,664
Novartis AG (ADR) (a)	110,000	5,315,200
Par Pharmaceutical Companies, Inc.*	100,700	2,614,172
Perrigo Co. (a)	175,800	10,384,506

		117,189,042
Industrials 10.5%
Aerospace & Defense 3.1%
Honeywell International, Inc.	189,120	7,381,354
ITT Corp.	59,100	2,654,772
L-3 Communications Holdings, Inc.	79,100	5,603,444
Northrop Grumman Corp.	476,900	25,962,436
Raytheon Co. (a)	509,500	24,654,705

		66,256,711
Air Freight & Logistics 1.3%
Atlas Air Worldwide Holdings, Inc.*	15,100	717,250
United Parcel Service, Inc. "B"	465,700	26,493,673

		27,210,923
Airlines 0.4%
Alaska Air Group, Inc.*	128,600	5,780,570
Southwest Airlines Co.	194,300	2,158,673

		7,939,243
Building Products 0.2%
Owens Corning, Inc.*	107,600	3,218,316
Commercial Services & Supplies 0.5%
Cintas Corp.	71,200	1,706,664
R.R. Donnelley & Sons Co.	572,300	9,368,551

		11,075,215
Construction & Engineering 0.5%
EMCOR Group, Inc.*	260,200	6,028,834
Shaw Group, Inc.*	162,200	5,550,484

		11,579,318
Electrical Equipment 0.1%
Rockwell Automation, Inc.	61,300	3,009,217
Industrial Conglomerates 2.1%
3M Co. (a)	472,000	37,283,280
Tyco International Ltd.	177,400	6,249,802

		43,533,082
Machinery 1.2%
Cummins, Inc.	55,100	3,588,663
Ingersoll-Rand PLC (a)	76,900	2,652,281
Oshkosh Corp.*	371,500	11,575,940
Parker Hannifin Corp.	90,200	5,002,492
Trinity Industries, Inc. (a)	172,300	3,053,156

		25,872,532
Professional Services 0.3%
Manpower, Inc.	158,900	6,861,302
Road & Rail 0.8%
Ryder System, Inc. (a)	445,500	17,922,465
Information Technology 18.9%
Communications Equipment 0.5%
Arris Group, Inc.*	125,500	1,278,845
Cisco Systems, Inc.*	172,600	3,678,106
Harris Corp. (a)	54,300	2,261,595
Tellabs, Inc.	376,100	2,403,279

		9,621,825
Computers & Peripherals 4.6%
Apple, Inc.*	136,900	34,434,457
Dell, Inc.* (a)	1,519,400	18,323,964
Lexmark International, Inc. "A"*	254,900	8,419,347
SanDisk Corp.*	131,300	5,523,791
Seagate Technology* (a)	518,600	6,762,544
Western Digital Corp.* (a)	810,700	24,450,712

		97,914,815
Electronic Equipment, Instruments & Components 4.5%
Anixter International, Inc.* (a)	52,600	2,240,760
Arrow Electronics, Inc.* (a)	524,900	11,731,515
Avnet, Inc.*	644,500	15,538,895
Corning, Inc. (a)	640,600	10,345,690
Flextronics International Ltd.*	1,841,500	10,312,400
Ingram Micro, Inc. "A"*	570,600	8,667,414
Jabil Circuit, Inc. (a)	1,068,400	14,209,720
Tech Data Corp.* (a)	266,200	9,482,044
Tyco Electronics Ltd.	387,800	9,842,364
Vishay Intertechnology, Inc.*	380,500	2,945,070

		95,315,872
Internet Software & Services 2.1%
AOL, Inc.*	201,000	4,178,790
Baidu, Inc. (ADR)*	139,300	9,483,544
Google, Inc. "A"*	58,700	26,118,565
IAC/InterActiveCorp.*	250,900	5,512,273

		45,293,172
IT Services 3.9%
Computer Sciences Corp.	650,700	29,444,175
International Business Machines Corp. (a)	426,530	52,667,925

		82,112,100
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	301,800	5,870,010
Micron Technology, Inc.* (a)	658,500	5,590,665
Texas Instruments, Inc.	199,300	4,639,704
TriQuint Semiconductor, Inc.*	279,600	1,708,356

		17,808,735
Software 2.5%
Activision Blizzard, Inc.	163,400	1,714,066
Check Point Software Technologies Ltd.*	66,600	1,963,368
Microsoft Corp.	2,185,140	50,280,071

		53,957,505
Materials 4.6%
Chemicals 2.7%
Ashland, Inc. (a)	345,400	16,033,468
CF Industries Holdings, Inc.	147,300	9,346,185
Cytec Industries, Inc.	148,400	5,934,516
Huntsman Corp.	366,600	3,178,422
Lubrizol Corp. (a)	269,300	21,627,483
W.R. Grace & Co.*	59,800	1,258,192

		57,378,266
Metals & Mining 0.9%
Eldorado Gold Corp.	289,400	5,197,624
Freeport-McMoRan Copper & Gold, Inc. (a)	118,800	7,024,644
IAMGOLD Corp.	197,900	3,498,872
Walter Energy, Inc.	64,400	3,918,740

		19,639,880
Paper & Forest Products 1.0%
International Paper Co. (a)	799,800	18,099,474
MeadWestvaco Corp. (a)	154,400	3,427,680

		21,527,154
Telecommunication Services 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,441,380	34,866,982
Verizon Communications, Inc.	1,069,900	29,978,598

		64,845,580
Wireless Telecommunication Services 0.0%
MetroPCS Communications, Inc.*	110,400	904,176
Utilities 2.3%
Electric Utilities 0.9%
Edison International	295,600	9,376,432
Exelon Corp. (a)	36,700	1,393,499
Korea Electric Power Corp. (ADR)*	172,700	2,224,376
Progress Energy, Inc.	136,100	5,337,842

		18,332,149
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	272,300	8,781,675
NRG Energy, Inc.* (a)	463,118	9,822,733

		18,604,408
Multi-Utilities 0.5%
Ameren Corp.	86,800	2,063,236
DTE Energy Co. (a)	137,300	6,262,253
NiSource, Inc. (a)	194,900	2,826,050

		11,151,539

Total Common Stocks (Cost $2,099,082,816)		2,119,774,661

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (b) (Cost $2,790,686)	2,792,000	2,791,073

	Shares	Value ($)

Securities Lending Collateral 31.2%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $665,331,204)	665,331,204	665,331,204
Cash Equivalents 0.4%
Central Cash Management Fund, 0.21% (c) (Cost $8,427,255)	8,427,255	8,427,255

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,775,631,961) †	131.3	2,796,324,193
Other Assets and Liabilities, Net	(31.3)	(666,868,617)

Net Assets	100.0	2,129,455,576

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,810,154,691.  At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $13,830,498.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $165,453,793 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $179,284,291.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $642,152,399 which is 30.2% of net assets.
(b)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	9/17/2010	193	9,906,690	(657,446)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$2,119,774,66	$—	$—	$2,119,774,661
Short-Term Investments(e)	673,758,459	2,791,073	—	676,549,532
Total	$2,793,533,120	$2,791,073	$—	$2,796,324,193
Liabilities
Derivatives(f)	$(657,446)	$—	$—	$(657,446)
Total	$(657,446)	$—	$—	$(657,446)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (657,446)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010